Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Period-end RMB [Member]
Foreign Currency Exchange Rate, Translation	6.6205	6.5084	6.7780
Average Yearly RMB [Member]
Foreign Currency Exchange Rate, Translation		6.7561
Average Six Months RMB [Member]
Foreign Currency Exchange Rate, Translation	6.3688		6.8758